REVENUE - Summary of Revenue Disaggregated by Product Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 76,507	$ 42,323	$ 27,980
Casino
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	50,923	35,632	24,135
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	25,086	6,188	3,210
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 498	$ 503	$ 635